Note 4 - Property and Equipment: Schedule of Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Furniture, fixtures, and equipment	$ 0	$ 8,403	$ 8,403
Less: accumulated depreciation		0	(3,225)
Loss on disposal		258,766
Fixed assets, net	0		5,178
Furniture and Fixtures
Less: accumulated depreciation	0	(4,637)	(3,225)
Loss on disposal	$ 0	(3,766)	0
Fixed assets, net		$ 0	$ 5,178